Intangible Assets (Schedule Of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets [Abstract]
Patents and copyrights	$ 14,948	$ 16,612
Less accumulated depreciation	(12,778)	(13,734)
Total	$ 2,170	$ 2,878